Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Accumulated Other Comprehensive Loss	The following table is a summary of the components of accumulated other comprehensive loss as of December 31, 2025 and 2024:

(in thousands)	2025	2024

Net unrealized loss on hedging contracts, net of tax	($51,745)	($9,818)
Net unrealized gain on pension, net of tax	401	282
Foreign currency effects from intercompany long-term investment transactions, net of tax benefits of $13.2 million in 2025 and 2024	(33,415)	(33,962)
Foreign currency translation adjustments	(292,550)	(431,041)
Accumulated other comprehensive loss	($377,309)	($474,539)